ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation
Description of Business
OmniAb, Inc. (“OmniAb” or the “Company”, formerly known as Avista Public Acquisition Corp. II (“APAC”)) is a biotechnology company with a Biological Intelligence powered multi-species antibody platform for the discovery of mono and bispecific therapeutic human antibodies. The Company primarily derives revenue from license fees for technology access, milestones from partnered programs and service revenue from research programs.
Separation and Business Combination
On November 1, 2022 (the “Closing Date”), the Company, Ligand Pharmaceuticals Incorporated, a Delaware corporation (“Ligand” or the “Parent”), OmniAb Operations, Inc., a Delaware corporation and wholly-owned subsidiary of Ligand (“Legacy OmniAb”, formerly known as OmniAb, Inc. and, together with Ligand, collectively, the “Companies”), and Orwell Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of APAC (“Merger Sub”), consummated the transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of March 23, 2022.
In connection with, and as contemplated by, the Merger Agreement, on November 1, 2022, in accordance with the terms of the Separation and Distribution Agreement, dated as of March 23, 2022, by and among APAC, Ligand and Legacy OmniAb (the “Separation Agreement”), Ligand transferred the Legacy OmniAb business, including certain related subsidiaries of Ligand, to Legacy OmniAb and made a contribution to the capital of Legacy OmniAb of $1.8 million, after deducting certain transaction and other expenses reimbursable by Legacy OmniAb (the “Separation”). Following the Separation, as contemplated by the Separation Agreement, Ligand distributed on a pro rata basis to its stockholders all of the shares of common stock, par value $0.001 per share, of Legacy OmniAb (“Legacy OmniAb Common Stock”) held by Ligand, such that each holder of shares of common stock, par value $0.001 per share, of Ligand (“Ligand Common Stock”) was entitled to receive one share of Legacy OmniAb Common Stock for each share of Ligand Common Stock held by such holder as of the record date for the distribution, October 26, 2022 (the “Distribution”).
Following the Separation and Distribution, on November 1, 2022, Merger Sub merged with and into Legacy OmniAb, with Legacy OmniAb surviving as a direct, wholly owned subsidiary of OmniAb (the “Business Combination”). See Note 4 – Business Combination, for further details.
The Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, APAC was treated as the acquired company and Legacy OmniAb was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the reverse recapitalization was treated as the equivalent of Legacy OmniAb issuing stock for the net assets of APAC, accompanied by a recapitalization. The consolidated and combined assets, liabilities and results of operations prior to the Business Combination are those of Legacy OmniAb, and the assets, liabilities and results of operations of APAC were consolidated with Legacy OmniAb beginning on the Closing Date. The net assets of APAC are stated at historical cost, with no goodwill or other intangible assets recorded.
Legacy OmniAb was determined to be the accounting acquirer based on the following predominant factors:

•	Legacy OmniAb’s existing stockholders have the greatest voting interest in the Company with approximately 85% of the voting interest;

•	Legacy OmniAb nominated a majority of the initial members of the Company’s board of directors;

•	Legacy OmniAb’s senior management is the senior management of the Company;

•	Legacy OmniAb is the larger entity based on historical operating activity and has the larger employee base; and

•	The post-combination company assumed a Legacy OmniAb branded name: “OmniAb, Inc.”
Basis of Presentation
The Company’s accompanying consolidated and combined financial statements have been prepared in accordance with U.S. GAAP. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as included in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”). Certain prior period amounts in the consolidated and combined financial statements have been reclassified to conform to the current period presentation.
Periods prior to Separation
The accompanying combined financial statements for periods prior to the Separation have been prepared on a stand-alone basis and are derived from Ligand’s consolidated financial statement accounting records. The operations comprising Legacy OmniAb were in various legal entities wholly owned by Ligand. Accordingly, Ligand’s net investment in these operations is shown in lieu of stockholder’s equity in the combined financial statements.
Legacy OmniAb comprised certain stand-alone legal entities for which discrete financial information was available. As Ligand recorded transactions at the legal entity level, allocation methodologies were applied to certain accounts to allocate amounts to Legacy OmniAb, as discussed further below.
Legacy OmniAb entities were under the common control of Ligand as a result of, among other factors, Ligand’s ownership. As the entities were under common control, the financial statements report the financial position, results of operations and cash flows of Legacy OmniAb as though the transfer of net assets and equity interests had occurred as of January 2016. Transactions between Ligand and Legacy OmniAb were accounted through Parent company net investment in Legacy OmniAb. The total net effect of the settlement of these intercompany transactions is reflected in Legacy OmniAb’s combined balance sheets as Parent company net investment in Legacy OmniAb. All significant intercompany transactions with Ligand are deemed to have been paid in the period the costs were incurred. Expenses related to corporate allocations from Ligand to Legacy OmniAb were considered to be effectively settled for cash in the combined financial statements at the time the transaction was recorded.
The combined financial statements include all revenues, expenses, assets and liabilities directly associated with the business activity of Legacy OmniAb as well as an allocation of certain general and administrative expenses related to facilities, functions and services provided by Ligand. These corporate expenses have been allocated to Legacy OmniAb based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount or a percentage of total operating expenses or other measures that management believes are consistent and reasonable. See Note 3 – Relationship with Parent and Related Entities.
Ligand maintains various share-based compensation plans at a corporate level. Legacy OmniAb employees participated in those programs, and a portion of the compensation cost associated with those plans are included in Legacy OmniAb’s combined statements of operations and Parent company net investment. The amounts presented in the combined financial statements are not necessarily indicative of future awards and may not reflect the results that Legacy OmniAb would have experienced as a stand-alone entity. See Note 3 – Relationship with Parent and Related Entities for additional discussion.

All of the allocations and estimates in the combined financial statements are based on assumptions that management believes are reasonable. However, the combined financial statements included herein may not be indicative of the financial position, results of operations and cash flows of Legacy OmniAb in the future or if Legacy OmniAb had been a separate, stand-alone publicly traded entity during the periods presented.
Periods after the Separation
Following the Separation, the Company began accounting for its financial activities as an independent entity. The Company’s financial statements as of December 31, 2022 and for the period from November 1, 2022 through December 31, 2022 are based on the reported results of OmniAb as a standalone company. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and accounts within the Company have been eliminated.
Separation-related adjustments
Pursuant to the Separation Agreement, certain accounts receivables, accounts payables, and accrued liabilities included in Legacy OmniAb’s combined balance sheets immediately prior to the Separation were retained by Ligand, and therefore, were adjusted through net parent investment in Legacy OmniAb’s combined financial statements. In addition, in connection with the Separation, certain equity awards were converted in accordance with the Employee Matters Agreement, as further described in Note 11 – Share-Based Compensation.
As a standalone entity, the Company will file tax returns on its own behalf, and tax balances and the effective income tax rate may differ from the amounts reported in the historical periods. The difference between the tax attributes the Company historically calculated on a carve-out
basis and the actual tax attributes that the Company received as a standalone entity on November 1, 2022 was adjusted through additional paid-in-capital.
As of November 1, 2022 and in connection with the Separation, the Company adjusted its deferred tax balances and computed its related tax provision to reflect operations as a standalone entity.

The following represents the impact of these Separation-related adjustments to the Company’s balance sheet following the Separation on November 1, 2022:

(in thousands)	As of October 31, 2022	Separation-Related Adjustments	As of November 1, 2022
ASSETS
Current assets:
Cash and cash equivalents	$1,842	$96,242	$98,084
Accounts receivable, net	5,541	(5,541)	—
Prepaid expenses and other current assets	2,220	—	2,220

Total current assets	9,603	90,701	100,304
Deferred income taxes, net	167	(167)	—
Intangible assets, net	166,182	—	166,182
Goodwill	83,979	—	83,979
Property and equipment, net	19,888	19	19,907
Operating lease right-of-use assets	21,290	—	21,290
Other long-term assets	1,448	—	1,448

Total assets	$302,557	$90,553	$393,110

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$8,569	$(8,096)	$473
Accrued expenses and other current liabilities	3,381	(3,356)	25
Current contingent liabilities	1,569	—	1,569
Current deferred revenue	8,582	—	8,582
Current operating lease liabilities	1,611	—	1,611

Total current liabilities	23,712	(11,452)	12,260
Long-term contingent liabilities	4,175	—	4,175
Deferred income taxes, net	15,136	5,731	20,867
Long-term operating lease liabilities	24,822	—	24,822
Long-term deferred revenue	5,004	—	5,004
Other long-term liabilities	298	(298)	—

Total liabilities	73,147	(6,019)	67,128
Parent company net investment	229,410	(229,410)	—
Common stock	—	12	12
Additional paid-in capital	—	325,970	325,970

Total liabilities and stockholders’ equity	$302,557	$90,553	$393,110

Liquidity and Capital Resources
Prior to the Separation, Legacy OmniAb was dependent upon Ligand for all of its working capital and financing requirements, as Ligand used a centralized approach to cash management and financing its operations. There were no cash amounts specifically attributable to Legacy OmniAb for the historical periods presented; therefore, there was no cash reflected in the combined financial statements. Accordingly, cash and cash equivalents, debt or related interest expense were not allocated to Legacy OmniAb in the combined financial statements. Financing transactions related to OmniAb were accounted for as a component of the Parent company net investment in the combined balance sheets and as a financing activity including an interest expense component allocation on the accompanying combined statements of cash flows.
In connection with the Separation, Ligand funded the Company with approximately $1.8 million of cash. Additionally, the Company’s proceeds, net of transactions costs from the Business Combination were

$95.8 million. See Note 4 – Business Combination, for further details. In January 2023, the Company received an aggregate of $35.0 million in milestone payments in connection with teclistamab.
For the years ended December 31, 2022 and 2021, the Company’s revenue was $59.1 million and $34.7 million, respectively. For the years ended December 31, 2022 and 2021, the Company’s net loss was $22.3 million and $27.0 million, respectively. The Company expects to continue to incur losses for the foreseeable future, and anticipates these losses will increase substantially as it invests in research and development activities to improve its technology and platform, market and sell its solutions to existing and new partners, add operational, financial and management information systems and personnel to support its operations and incur additional costs associated with operating as a public company. The Company’s ability to continue its operations is dependent upon its ability to obtain additional capital in the future and generate cash flows from operations. The Company believes its existing cash, cash equivalents and marketable securities and the cash it expects to generate from operations, including milestone payments received in January 2023, will provide it the flexibility needed to meet operating, investing, and financing needs and support operations through at least the next 12 months.
The accompanying consolidated and combined financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Emerging Growth Company
OmniAb qualifies as an “emerging growth company” (“EGC”) as defined in Section 2(a) of the Securities Act of 1933, as amended, (“Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”).
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. OmniAb has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, OmniAb, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of OmniAb’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period, difficult because of the potential differences in accounting standards used.